Related Party Transactions (Details) - USD ($)	Feb. 19, 2025	Oct. 31, 2024	Oct. 31, 2023
Related Party [Member]
Related Party Transactions [Line Items]
Due from related party		$ 14,339
Mr. Hengquan Zhang [Member]
Related Party Transactions [Line Items]
Due from related party			10,964
Mr. Fujun Yu [Member]
Related Party Transactions [Line Items]
Due from related party			6,277
Ms. Guozhen Liu [Member]
Related Party Transactions [Line Items]
Due to related party			6,565
Ms. Xiaoqiu Zhang [Member]
Related Party Transactions [Line Items]
Due to related party			$ 61,596
Forecast [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Payment recovered	$ 14,339